EVENT AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
EVENT AFTER THE REPORTING PERIOD

19.                  EVENT AFTER THE REPORTING PERIOD

·         On 6 April 2012, a total of 6,950,000 stock options expired unexercised (Note 12).

·         The Company extended the repayment dates on various loans by an additional year (Note 10).